1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

February 27, 2014

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Alpine Series Trust, as it relates to its series, the Alpine Innovators Fund
Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
Securities Act File No. 333-75786
Investment Company Act File No. 811-10405

Ladies and Gentlemen:

On behalf of Alpine Series Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 37 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 39 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

This filing relates solely to Alpine Innovators Fund (the “Fund”). As requested by the SEC staff, the Amendment is being filed under paragraph (a)(1) of Rule 485 to include the financial statements, fees and expenses tables and example tables along with other changes included in a prior Rule 485(a) amendment.

The Trust will request, via separate correspondence, acceleration of effectiveness of the Amendment to February 28, 2014 to update the Amendment for which effectiveness should be granted and to coincide with the effectiveness of the Trust’s annual update to its Registration Statement.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Matthew K. Breitman, Alpine Woods Capital Investors, LLC
Neesa Sood, Willkie Farr & Gallagher LLP

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